Schedule of Investments (unaudited) April 30, 2021	iShares® Evolved U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 43.6%
Ameris Bancorp.	64	$3,462
Associated Banc-Corp.	347	7,596
Atlantic Union Bankshares Corp.	140	5,414
BancFirst Corp.	46	3,197
Bank of America Corp.	7,696	311,919
Bank of Hawaii Corp.	94	8,544
Bank of New York Mellon Corp. (The)	1,193	59,507
Bank OZK	226	9,264
BankUnited Inc.	187	8,716
Banner Corp.	52	2,956
BOK Financial Corp.	53	4,661
Bryn Mawr Bank Corp.	63	2,895
Cathay General Bancorp.	180	7,286
CIT Group Inc.	167	8,899
Citigroup Inc.	2,619	186,578
Citizens Financial Group Inc.	791	36,607
City Holding Co.	40	3,096
Columbia Banking System Inc.	153	6,660
Comerica Inc.	264	19,842
Commerce Bancshares Inc.	202	15,718
Community Bank System Inc.	114	8,850
ConnectOne Bancorp. Inc.	76	2,063
Cullen/Frost Bankers Inc.	118	14,167
CVB Financial Corp.	243	5,154
Eagle Bancorp. Inc.	67	3,578
East West Bancorp. Inc.	264	20,104
Enterprise Financial Services Corp.	58	2,850
Fifth Third Bancorp.	1,281	51,932
First BanCorp./Puerto Rico	384	4,827
First Bancorp./Southern Pines NC	71	3,010
First Busey Corp.	112	2,798
First Citizens BancShares Inc./NC, Class A	11	9,542
First Commonwealth Financial Corp.	268	3,883
First Financial Bancorp	210	5,147
First Financial Bankshares Inc.	284	13,939
First Hawaiian Inc.	261	7,167
First Horizon Corp.	1,073	19,625
First Interstate BancSystem Inc., Class A	83	3,898
First Midwest Bancorp. Inc.	230	4,823
Flagstar Bancorp. Inc.	62	2,885
FNB Corp.	695	8,959
Fulton Financial Corp.	382	6,513
Glacier Bancorp. Inc.	172	10,139
Goldman Sachs Group Inc. (The)	522	181,891
Great Western Bancorp. Inc.	127	4,197
Hancock Whitney Corp.	169	7,815
Hanmi Financial Corp.	78	1,583
Heartland Financial USA Inc.	71	3,569
Heritage Financial Corp./WA	75	2,107
Hilltop Holdings Inc.	160	5,632
Home BancShares Inc./AR	318	8,850
Hope Bancorp Inc.	282	4,233
Huntington Bancshares Inc./OH	1,819	27,867
Independent Bank Corp.	58	4,750
Independent Bank Group Inc.	43	3,247
International Bancshares Corp.	134	6,350
JPMorgan Chase & Co.	1,820	279,934
KeyCorp	1,838	39,995

Security	Shares	Value

Banks (continued)
Lakeland Bancorp. Inc.	132	$2,393
Lakeland Financial Corp.	67	4,370
Live Oak Bancshares Inc.	55	3,518
M&T Bank Corp.	137	21,604
Meta Financial Group Inc.	57	2,808
Morgan Stanley	2,097	173,107
National Bank Holdings Corp., Class A	71	2,833
NBT Bancorp. Inc.	113	4,282
Northern Trust Corp.	350	39,830
OFG Bancorp	94	2,227
Old National Bancorp./IN	329	6,218
PacWest Bancorp.	229	9,941
Park National Corp.	33	4,128
Pinnacle Financial Partners Inc.	147	12,883
Popular Inc.	156	11,538
Prosperity Bancshares Inc.	173	12,691
Regions Financial Corp.	1,775	38,695
Renasant Corp.	114	4,803
S&T Bancorp. Inc.	84	2,768
Sandy Spring Bancorp. Inc.	78	3,538
Seacoast Banking Corp. of Florida(a)	99	3,599
ServisFirst Bancshares Inc.	94	5,945
Simmons First National Corp., Class A	177	5,044
South State Corp.	133	11,215
Southside Bancshares Inc.	85	3,413
State Street Corp.	597	50,118
SVB Financial Group(a)(b)	90	51,465
Synovus Financial Corp.	297	13,917
TCF Financial Corp.	279	12,700
Texas Capital Bancshares Inc.(a)	54	3,706
Tompkins Financial Corp.	38	2,970
Triumph Bancorp. Inc.(a)	35	3,102
Truist Financial Corp.	2,374	140,802
Trustmark Corp.	72	2,334
U.S. Bancorp.	2,405	142,737
UMB Financial Corp.	94	9,121
Umpqua Holdings Corp.	398	7,419
United Community Banks Inc./GA	128	4,188
Valley National Bancorp.	594	8,179
Veritex Holdings Inc.	64	2,162
Walker & Dunlop Inc.	36	3,991
Webster Financial Corp.	186	9,841
Wells Fargo & Co.	6,764	304,718
WesBanco Inc.	103	3,738
Westamerica Bancorp.	61	3,867
Western Alliance Bancorp.	135	14,184
Wintrust Financial Corp.	116	8,944
Zions Bancorp. NA	326	18,191

		2,726,475

Commercial Services — 4.5%
Automatic Data Processing Inc.	199	37,211
Avalara Inc.(a)	19	2,692
CoreLogic Inc.	64	5,101
Equifax Inc.	78	17,880
Euronet Worldwide Inc.(a)	25	3,586
EVERTEC Inc.	66	2,633
FleetCor Technologies Inc.(a)	38	10,933
FTI Consulting Inc.(a)	21	2,916
Global Payments Inc.	157	33,697
Grand Canyon Education Inc.(a)	23	2,491

1

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Evolved U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services (continued)
Green Dot Corp., Class A(a)	57	$2,608
HealthEquity Inc.(a)	37	2,811
Insperity Inc.	29	2,539
MarketAxess Holdings Inc.	29	14,165
Moody’s Corp.	130	42,472
Morningstar Inc.	17	4,505
S&P Global Inc.	140	54,655
Service Corp. International	111	5,932
Verisk Analytics Inc.	127	23,901
WEX Inc.(a)	37	7,593

		280,321

Computers — 0.0%
Genpact Ltd.	66	3,137

Diversified Financial Services — 16.1%
Affiliated Managers Group Inc.	61	9,831
Alliance Data Systems Corp.	30	3,536
Ally Financial Inc.	572	29,429
American Express Co.	809	124,060
Ameriprise Financial Inc.	187	48,321
Apollo Global Management Inc.	363	20,099
Ares Management Corp., Class A	76	3,992
Artisan Partners Asset Management Inc., Class A	70	3,564
BGC Partners Inc., Class A	217	1,150
Boston Private Financial Holdings Inc.	128	1,884
Capital One Financial Corp.	713	106,294
Cboe Global Markets Inc.	101	10,541
Charles Schwab Corp. (The)	2,019	142,138
CME Group Inc.	224	45,246
Cohen & Steers Inc.	36	2,449
Credit Acceptance Corp.(a)(b)	16	6,317
Discover Financial Services	373	42,522
Evercore Inc., Class A	38	5,325
Federated Hermes Inc.	132	3,802
Franklin Resources Inc.	372	11,160
Hamilton Lane Inc., Class A	24	2,171
Houlihan Lokey Inc.	40	2,651
Interactive Brokers Group Inc., Class A	71	5,078
Intercontinental Exchange Inc.	438	51,557
Invesco Ltd.	336	9,072
Jefferies Financial Group Inc.	245	7,965
KKR & Co. Inc.	539	30,497
LendingTree Inc.(a)	5	1,032
LPL Financial Holdings Inc.	104	16,297
Mastercard Inc., Class A	125	47,757
Moelis & Co., Class A	41	2,225
Mr Cooper Group Inc.(a)	89	3,069
Nasdaq Inc.	105	16,962
Navient Corp.	271	4,561
OneMain Holdings Inc.	116	6,597
PennyMac Financial Services Inc.	66	3,974
Piper Sandler Cos	25	2,900
Raymond James Financial Inc.	207	27,071
Santander Consumer USA Holdings Inc.	110	3,733
SEI Investments Co.	153	9,400
SLM Corp.	621	12,209
Stifel Financial Corp.	184	12,731
Synchrony Financial	707	30,924
T Rowe Price Group Inc.	271	48,563
Tradeweb Markets Inc., Class A	54	4,389

Security	Shares	Value

Diversified Financial Services (continued)
Virtu Financial Inc., Class A	101	$2,993
Virtus Investment Partners Inc.	14	3,828
Visa Inc., Class A(b)	18	4,204
Waddell & Reed Financial Inc., Class A	137	3,422
Western Union Co. (The)	288	7,419

		1,006,911

Electric — 0.1%
Hawaiian Electric Industries Inc.	139	5,985

Engineering & Construction — 0.0%
frontdoor Inc.(a)	55	2,944

Forest Products & Paper — 0.2%
International Paper Co.	219	12,702

Health Care - Services — 2.6%
Anthem Inc.	133	50,459
Centene Corp.(a)	109	6,730
Humana Inc.	5	2,226
Molina Healthcare Inc.(a)	42	10,714
UnitedHealth Group Inc.	227	90,528

		160,657

Home Builders — 0.2%
MDC Holdings Inc.	50	2,933
NVR Inc.(a)	2	10,036

		12,969

Household Products & Wares — 0.0%
Spectrum Brands Holdings Inc.	8	705

Insurance — 23.2%
Aflac Inc.	1,128	60,607
Alleghany Corp.(a)	26	17,653
Allstate Corp. (The)	476	60,357
American Financial Group Inc./OH	139	17,078
American International Group Inc.	1,525	73,886
American National Group Inc.	22	2,494
Aon PLC, Class A	173	43,499
Arch Capital Group Ltd.(a)	563	22,357
Argo Group International Holdings Ltd.	56	2,922
Arthur J Gallagher & Co.	250	36,238
Assurant Inc.	74	11,514
Assured Guaranty Ltd.	85	4,322
Athene Holding Ltd., Class A(a)	263	15,693
Axis Capital Holdings Ltd.	134	7,477
Berkshire Hathaway Inc., Class B(a)	586	161,121
Brighthouse Financial Inc.(a)	154	7,206
Brown & Brown Inc.	331	17,603
Cincinnati Financial Corp.	277	31,212
CNA Financial Corp.	66	3,097
CNO Financial Group Inc.	209	5,336
Employers Holdings Inc.	56	2,267
Enstar Group Ltd.(a)	19	4,772
Equitable Holdings Inc.	602	20,606
Erie Indemnity Co., Class A, NVS	27	5,779
Essent Group Ltd.	183	9,622
Everest Re Group Ltd.	71	19,663
Fidelity National Financial Inc.	416	18,978
First American Financial Corp.	190	12,255
Genworth Financial Inc., Class A(a)	1,014	4,380
Globe Life Inc.	186	19,063
Hanover Insurance Group Inc. (The)	81	11,203

2

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Evolved U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Hartford Financial Services Group Inc. (The)	637	$42,017
Horace Mann Educators Corp.	85	3,409
James River Group Holdings Ltd.	48	2,261
Kemper Corp.	121	9,445
Kinsale Capital Group Inc.	39	6,786
Lincoln National Corp.	340	21,804
Loews Corp.	213	11,875
Markel Corp.(a)	19	22,352
Marsh & McLennan Companies Inc.	586	79,520
Mercury General Corp.	60	3,736
MetLife Inc.	1,279	81,383
MGIC Investment Corp.	653	9,952
NMI Holdings Inc., Class A(a)	139	3,592
Old Republic International Corp.	379	9,331
Palomar Holdings Inc.(a)	39	2,744
Primerica Inc.	56	8,947
Principal Financial Group Inc.	503	32,127
ProAssurance Corp.	105	2,625
Progressive Corp. (The)	971	97,819
Prudential Financial Inc.	710	71,256
Radian Group Inc.	321	7,909
RenaissanceRe Holdings Ltd.	75	12,661
RLI Corp.	90	10,031
Safety Insurance Group Inc.	33	2,707
Selective Insurance Group Inc.	112	8,528
Travelers Companies Inc. (The)	437	67,586
Trupanion Inc.(a)	37	3,001
Universal Insurance Holdings Inc.	64	893
Unum Group	394	11,134
Voya Financial Inc.	255	17,294
W R Berkley Corp.	262	20,887
White Mountains Insurance Group Ltd.	6	6,993
Willis Towers Watson PLC	116	30,028

		1,452,893

Internet — 0.1%
Lyft Inc., Class A(a)	159	8,850

Leisure Time — 0.1%
Harley-Davidson Inc.	79	3,821

Machinery — 1.0%
Caterpillar Inc.	242	55,203
Vertiv Holdings Co.	196	4,449

		59,652

Media — 0.1%
FactSet Research Systems Inc.	16	5,380

Pharmaceuticals — 1.8%
Cigna Corp.	275	68,478
CVS Health Corp.	562	42,937

		111,415

Private Equity — 0.8%
Blackstone Group Inc. (The)	470	41,590
Carlyle Group Inc. (The)	204	8,703

		50,293

Real Estate Investment Trusts — 0.6%
AGNC Investment Corp.	213	3,819
Annaly Capital Management Inc.	930	8,444
New Residential Investment Corp.	268	2,873

Security	Shares	Value

Real Estate Investment Trusts (continued)
Two Harbors Investment Corp.	150	$1,170
Weyerhaeuser Co.	492	19,075

		35,381

Retail — 0.0%
FirstCash Inc.	30	2,161

Savings & Loans — 1.3%
Axos Financial Inc.(a)	95	4,289
Berkshire Hills Bancorp. Inc.	75	1,664
Brookline Bancorp. Inc.	175	2,817
Capitol Federal Financial Inc.	292	3,774
Investors Bancorp. Inc.	501	7,335
Meridian Bancorp. Inc.	113	2,498
New York Community Bancorp. Inc.	937	11,207
Northwest Bancshares Inc.	224	3,145
OceanFirst Financial Corp.	97	2,217
Pacific Premier Bancorp. Inc.	95	4,183
People’s United Financial Inc.	759	13,761
Provident Financial Services Inc.	140	3,300
Sterling Bancorp./DE	450	11,308
Washington Federal Inc.	174	5,664
WSFS Financial Corp.	118	6,029

		83,191

Software — 2.7%
Black Knight Inc.(a)	48	3,476
Broadridge Financial Solutions Inc.	90	14,277
Fidelity National Information Services Inc.	496	75,838
Fiserv Inc.(a)	277	33,273
MSCI Inc.	44	21,374
Paychex Inc.	155	15,111
SS&C Technologies Holdings Inc.	91	6,754

		170,103

Total Common Stocks — 99.0% (Cost: $4,854,745)		6,195,946

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	60,353	60,384
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	50,000	50,000

		110,384

Total Short-Term Investments — 1.8% (Cost: $110,384)		110,384

Total Investments in Securities — 100.8% (Cost: $4,965,129)		6,306,330

Other Assets, Less Liabilities — (0.8)%		(50,780)

Net Assets — 100.0%		$6,255,550

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

3

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Evolved U.S. Financials ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$8,503	$51,885	(a)	$—	$(5)	$1	$60,384	60,353	$27	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	20,000	(a)	—	—	—	50,000	50,000	20		—

					$(5)	$1	$110,384		$47		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$6,195,946	$—	$—	$6,195,946
Money Market Funds	110,384	—	—	110,384

	$6,306,330	$—	$—	$6,306,330

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

4